Summary of Significant Accounting Policies - Schedule of Revenue and Cost of Revenue (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Revenue and Cost of Revenue [Line Items]
Revenues	$ 4,852,182	$ 4,311,653	$ 3,665,445
Revenues – related parties	36,642	56,856	38,293
Cost of revenues	(2,455,597)	(2,034,959)	(1,767,331)
Cost of Revenue – related parties	(293,485)	(216,729)	(202,491)
Gross profit	$ 2,139,742	$ 2,116,821	$ 1,733,916
Gross Profit Margin	43.80%	48.50%	46.80%